OTHER NON-OPERATING INCOME/(LOSS), NET- Schedule Of Other Nonoperating Income Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non-operating income/(Loss), net	¥ 1,610	¥ 8,497
Loss on disposal of long-term investments and a subsidiary [Member]
Other non-operating income/(Loss), net	¥ 1,610
Others [Member]
Other non-operating income/(Loss), net		¥ 8,497